13002782

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUL 16 2013

Washington, DC 20549

July 16, 2013

001-36004

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Cole Credit Property Trust II, Inc. (name to be changed to Spirit Realty Capital, Inc.) Common Stock, par value $0.01, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 16, 2013. Tentative listing date – July 18, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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www.nyx.com